Pensions and Other Post-employment Benefit Obligations - Summary of Benefits Payments Expected Paid Either by Pension Funds or Directly to Beneficiaries (Detail) € in Millions	12 Months Ended
Dec. 31, 2017 EUR (€)
Statement of financial position [abstract]
2018	€ 52
2019	52
2020	52
2021	55
2022	56
2023 to 2027	€ 286